SEGMENT REPORTING (Details)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Revenues	¥ 84,712,046	$ 12,796,768	¥ 60,054,462	¥ 42,728,277
Automation product and software [Member]
Revenues	18,989,924	2,868,655	22,399,066	26,171,906
Equipment and accessories [Member]
Revenues	63,960,425	9,661,988	26,658,094	14,221,914
Oilfield environmental protection [Member]
Revenues	¥ 1,761,697	$ 266,125	¥ 10,997,302	¥ 2,334,457